PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	December 31, 2019	December 31, 2018
Computer equipment	$4,105	$3,100

Less: Accumulated depreciation	(2,431)	(1,101)
Total	$1,674	$1,999

Depreciation expense was $1,330 and $656 for the years ended December 31, 2019 and 2018, respectively.